Consolidated Balance Sheets (USD $) In Thousands	Apr. 30, 2011	May 01, 2010
Assets
Cash and cash equivalents	$ 59,429	$ 60,965
Receivables, net	150,294	106,576
Merchandise inventories	1,375,362	1,370,111
Prepaid expenses and other current assets	161,936	181,825
Total current assets	1,747,021	1,719,477
Property and equipment:
Land and land improvements	8,617	8,618
Buildings and leasehold improvements	1,204,108	1,212,567
Fixtures and equipment	1,670,488	1,594,048
Property, plant and equipment, gross	2,883,213	2,815,233
Less accumulated depreciation and amortization	2,178,562	2,003,199
Net property and equipment	704,651	812,034
Goodwill	524,113	528,541
Intangible assets, net	566,578	580,962
Other noncurrent assets	54,103	64,672
Total assets	3,596,466	3,705,686
Liabilities and Shareholders' Equity
Accounts payable	949,010	868,976
Accrued liabilities	785,667	755,432
Short-term note payable		100,000
Total current liabilities	1,734,677	1,724,408
Long-term debt	313,100	260,400
Deferred taxes	280,132	311,607
Other long-term liabilities	448,647	505,903
Shareholders' equity:
Common stock; $.001 par value; 300,000 shares authorized; 90,465 and 88,993 shares issued, respectively	90	89
Additional paid-in capital	1,323,263	1,286,215
Accumulated other comprehensive loss	(11,630)	(13,212)
Retained earnings	562,379	681,082
Treasury stock, at cost, 33,410 and 33,285 shares, respectively	(1,054,192)	(1,052,356)
Total Barnes & Noble, Inc. Shareholders' equity	819,910	901,818
Noncontrolling interest		1,550
Total shareholders' equity	819,910	903,368
Commitments and contingencies
Total liabilities and shareholders' equity	$ 3,596,466	$ 3,705,686